Income Taxes - Schedule of Undiscounted Future Expected Tax Receivable Agreement Payments (Details) $ in Thousands	Feb. 24, 2018 USD ($)
Income Tax Disclosure [Abstract]
2018	$ 2,637
2019	16,027
2020	11,728
2021	1,595
2022	183
2023 and thereafter	106
Estimated future payments	$ 32,276